Segment and geographic information (Details 2) (Revenues, net, Consolidated revenue)	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Progress Energy Florida (PEF)
Consolidated revenue concentration
Percentage of consolidated revenue	40.10%	52.00%	71.70%	78.00%	71.10%
California Independent System Operator
Consolidated revenue concentration
Percentage of consolidated revenue		10.60%	14.20%	15.90%	17.30%
Ontario Electricity Financial Corp (OEFC)
Consolidated revenue concentration
Percentage of consolidated revenue	28.50%